Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

The following represented related party balances as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Accounts receivable
Beijing Zhongzhe Yuantong Technology Co., Ltd.(1)	414,639	696,086
	$414,639	$696,086
Non-current accounts receivable-related parties
Beijing Zhongzhe Yuantong Technology Co., Ltd.(1)	$548,395	$813,297
	$548,395	$813,297

	As of December 31,
	2021	2020
Due to related parties
Fengqi (Beijing) Zhineng Technology Co., Ltd.(2)	$4,163	$3,005
	$4,163	$3,005

	For the years ended December 31,
	2021	2020
Revenue
Beijing Zhongzhe Yuantong Technology Co., Ltd.(1)	$-	$609,321
	$-	$609,321
Cost of revenues
Fengqi (Beijing) Zhineng Technology Co., Ltd.(2)	$52,961	$-
	$52,961	$-

(1)	Beijing Zhongzhe Yuantong Technology Co., Ltd. (“Beijing Zhongzhe”) and one of the minority shareholder of HiTek is under common control. As of March 22, 2022, Beijing Zhongzhe subsequently repaid $220,167.

(2)	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd.